1 Corporate information (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information
Schedule of derecognition of exito subsidiary

The following is Éxito’s balance sheets as of December 31, 2020, which were derecognized in the Company’s consolidated balance sheet as a result of the Transaction described above. Upon the derecognition Éxito, which was the Company’s only subsidiary, the Company no longer presents consolidated financial statements.

	Notes	As of December 31, 2020 (Transaction date)
Current assets
Cash and cash equivalents		3,687
Trade receivables		384
Other accounts receivables		220
Inventories		2,993
Recoverable taxes		570
Other current assets		130
		7,984
Assets held for sale		30
Total current assets		8,014
Non-current assets
Related parties		82
Restricted deposits for legal proceeding		3
Other non-current assets		171
Investments	13	480
Investment properties	15	3,639
Property, plant and equipment	16.2	10,504
Intangible assets	17	4,051
Total non-current assets		18,930
Total assets		26,944
Current liabilities
Trade payable		6,449
Borrowings and financing	19.14	1,051
Payroll and related taxes		375
Lease liabilities	21.3	377
Related parties		77
Taxes and social contributions payable		288
Acquisition of non-controlling interest		636
Deferred revenues		200
Dividends payable		40
Other current liabilities		236
Total current liabilities		9,729
Non-current liabilities
Borrowings and financing	19.14	520
Deferred income tax and social contribution		883
Provision for legal proceeding	20	139
Lease liabilities	21.3	2,039
Other non-current liabilities		39
Total non-current liabilities		3,620
Shareholders´ equity
Total shareholders´ equity		13,595
Total Liabilities and Shareholders´ equity		26,944